Loans and Financial Liabilities - Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 2,349,689	$ 2,043,773
Five-Year Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 375,000
Percentage of secured vessel financings		80.00%
Amounts drawn on revolving credit facility		$ 0
Five-Year Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Commitment fee percentage	0.35%
Five-Year Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Commitment fee percentage	0.30%
Five-Year Revolving Credit Facility | SOFR Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate spread	2.50%
Five-Year Revolving Credit Facility | SOFR Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate spread	1.50%
Five-Year Revolving Credit Facility | Base Rate Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate spread	1.50%
Five-Year Revolving Credit Facility | Base Rate Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate spread	0.50%